UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment (X); Amendment Number: 2
This Amendment (Check only one):  ( ) is a restatement.
                                  (X) adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Mellon Financial Corporation
Address:  One Mellon Center, Room 1635
          Pittsburgh, PA  15258-0001

Form 13F File Number:  028-00409

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the form.

Person signing this Report on Behalf of Reporting Manager:

Name:   David Belsterling
Title:  First Vice President
Phone:  (412) 234-1427

Signature, Place, and Date of Signing:

         /s/ David Belsterling           Pittsburgh, PA       06/08/2006
               (Signature)                (City, State)         (Date)

Report Type (Check only one):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  9 (data records)

Form 13F Information Table Value Total: $76,410 (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  NAME

14   028-00620             Mellon Bank, N.A
49   000-00000             Mellon HBV Alternative Strategies LLC
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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AT&T INC                       COM              00206R102     9994   369600 SH       DEFINED 49           369600        0        0
D BP PRUDHOE BAY RTY TR          UNIT BEN INT     055630107    24628   348400 SH       DEFINED 49           348400        0        0
D COMCAST CORP NEW               CL A SPL         20030N200    11754   450000 SH       DEFINED 49           450000        0        0
D DDI CORP                       COM 0.0001 NEW   233162502     4624   575868 SH       DEFINED 49           575868        0        0
D DDI CORP                       COM 0.0001 NEW   233162502       60     7457 SH       DEFINED 14             7457        0        0
D KNIGHT RIDDER INC              COM              499040103     4330    68500 SH       DEFINED 49            68500        0        0
D LEAR CORP                      COM              521865105     1330    75000 SH       DEFINED 49            75000        0        0
D PETROHAWK ENERGY CORP          COM              716495106     4110   300000 SH       DEFINED 49           300000        0        0
D SPDR TR                        UNIT SER 1       78462F103    15580   120000 SH       DEFINED 49           120000        0        0
S REPORT SUMMARY                  9 DATA RECORDS               76410           00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED